STOCKHOLDERS' DEFICIT - Common Stock Shares (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2024 Vote $ / shares shares	Dec. 31, 2023 Vote $ / shares shares	Dec. 31, 2022 Vote $ / shares shares	Mar. 24, 2020 $ / shares shares
STOCKHOLDERS' DEFICIT
Common stock, shares authorized	14,000,000	14,000,000	14,000,000	14,000,000
Common stock par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	5,058,554	4,836,577	4,771,025
Common stock, shares outstanding	5,058,554	4,836,577	4,771,025
Class A common stock subject to possible redemption, issued (in shares)	6,585,881	6,585,881	6,585,881
Class A common stock subject to possible redemption, outstanding (in shares)	6,585,881	6,585,881	6,585,881
Class A Common Stock | AltC Acquisition Corp.
STOCKHOLDERS' DEFICIT
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, votes per share | Vote	1	1	1
Class A Common Stock Subject to Possible Redemption | AltC Acquisition Corp.
STOCKHOLDERS' DEFICIT
Class A common stock subject to possible redemption, issued (in shares)	29,150,521	29,150,521
Class A common stock subject to possible redemption, outstanding (in shares)	29,150,521	29,150,521	50,000,000
Class A Common Stock Not Subject to Redemption | AltC Acquisition Corp.
STOCKHOLDERS' DEFICIT
Common stock, shares issued	1,450,000	1,450,000	1,450,000
Common stock, shares outstanding	1,450,000	1,450,000	1,450,000
Class B Common Stock | AltC Acquisition Corp.
STOCKHOLDERS' DEFICIT
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, votes per share | Vote	1	1	1
Common stock, shares issued	12,500,000	12,500,000	12,500,000
Common stock, shares outstanding	12,500,000	12,500,000	12,500,000
Ratio to be applied to the stock in the conversion	1	1
Aggregated shares issued upon converted basis (in percent)	20.00%	20.00%